Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill, by segment, were as follows:

(in thousands)	Education	Television Broadcasting	Healthcare	Other Businesses	Total
As of December 31, 2015
Goodwill	$1,006,096	$168,345	$62,440	$140,374	$1,377,255
Accumulated impairment losses	(350,850)	—	—	(8,892)	(359,742)
	655,246	168,345	62,440	131,482	1,017,513
Measurement period adjustment	(2,781)	—	—	(17,243)	(20,024)
Acquisitions	161,938	—	—	22,180	184,118
Impairment	—	—	—	(1,603)	(1,603)
Dispositions	—	—	(2,800)	—	(2,800)
Foreign currency exchange rate changes	(54,250)	—	—	—	(54,250)
As of December 31, 2016
Goodwill	1,111,003	168,345	59,640	142,501	1,481,489
Accumulated impairment losses	(350,850)	—	—	(7,685)	(358,535)
	760,153	168,345	59,640	134,816	1,122,954
Acquisitions	19,174	22,470	10,181	91,324	143,149
Impairment	—	—	—	(7,616)	(7,616)
Dispositions	—	—	(412)	—	(412)
Foreign currency exchange rate changes	41,635	—	—	—	41,635
As of December 31, 2017
Goodwill	1,171,812	190,815	69,409	233,825	1,665,861
Accumulated impairment losses	(350,850)	—	—	(15,301)	(366,151)
	$820,962	$190,815	$69,409	$218,524	$1,299,710

Other Intangible Assets
Other intangible assets consist of the following:

		As of December 31, 2017			As of December 31, 2016
(in thousands)	Useful Life Range	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized Intangible Assets
Student and customer relationships	1–10 years (1)	$260,464	$83,690	$176,774	$129,616	$55,863	$73,753
Trade names and trademarks	2–10 years	50,286	25,596	24,690	55,240	29,670	25,570
Network affiliation agreements	10 years	17,400	1,668	15,732	—	—	—
Databases and technology	3–6 years (1)	19,563	5,008	14,555	5,601	4,368	1,233
Noncompete agreements	2–5 years	930	467	463	1,730	1,404	326
Other	1–8 years	13,430	7,668	5,762	12,030	4,973	7,057
		$362,073	$124,097	$237,976	$204,217	$96,278	$107,939
Indefinite-Lived Intangible Assets
Trade names and trademarks		$82,745			$65,192
FCC licenses		18,800			—
Licensure and accreditation		650			834
		$102,195			$66,026

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(1)	As of December 31, 2016, the student and customer relationships’ minimum useful life was 2 years, and the databases and technology’s maximum useful life was 5 years.

Education [Member]
Changes in Carrying Amount of Goodwill
The changes in carrying amount of goodwill at the Company’s education division were as follows:

(in thousands)	Kaplan International	Higher Education	Test Preparation	Professional (U.S.)	Total
As of December 31, 2015
Goodwill	$447,541	$205,494	$166,098	$186,963	$1,006,096
Accumulated impairment losses	—	(131,023)	(102,259)	(117,568)	(350,850)
	447,541	74,471	63,839	69,395	655,246
Measurement period adjustment	—	—	—	(2,781)	(2,781)
Acquisitions	161,938	—	—	—	161,938
Foreign currency exchange rate changes	(54,294)	—	—	44	(54,250)
As of December 31, 2016
Goodwill	555,185	205,494	166,098	184,226	1,111,003
Accumulated impairment losses	—	(131,023)	(102,259)	(117,568)	(350,850)
	555,185	74,471	63,839	66,658	760,153
Acquisitions	19,174	—	—	—	19,174
Foreign currency exchange rate changes	41,502	—	—	133	41,635
As of December 31, 2017
Goodwill	615,861	205,494	166,098	184,359	1,171,812
Accumulated impairment losses	—	(131,023)	(102,259)	(117,568)	(350,850)
	$615,861	$74,471	$63,839	$66,791	$820,962